Notes Related to the Consolidated Statements of Financial Position - Summary of Lease Liabilities By Maturity (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019
Lease Liabilities Line Item
Lease liabilities	€ 12,703	€ 7,734
Less than one year [member]
Lease Liabilities Line Item
Lease liabilities	1,425
Later than one year and not later than three years [member]
Lease Liabilities Line Item
Lease liabilities	3,411
Later than three years and not later than five years [member]
Lease Liabilities Line Item
Lease liabilities	2,525
Later than five years [member]
Lease Liabilities Line Item
Lease liabilities	€ 5,342